Retirement And Severance Benefits (Schedule Of Net Periodic Benefit Cost For The Contributory Funded Benefit Pension Plans, The Unfunded Lump-Sum Payment Plans, And Cash Balance Pension Plans) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement And Severance Benefits [Abstract]
Service cost-benefits earned during the year	¥ 55,368	¥ 55,371	¥ 50,285
Interest cost on projected benefit obligation	54,552	57,093	51,239
Expected return on plan assets	(52,299)	(55,583)	(43,971)
Amortization of prior service benefit	(23,347)	(24,544)	(25,011)
Recognized actuarial loss	31,203	25,493	39,758
Losses on curtailments and settlements	10,419	2,123	3,818
Net periodic benefit cost	¥ 75,896	¥ 59,953	¥ 76,118